Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Discretionary Portfolio
May 31, 2025
CPR-NPRT1-0725
1.802163.121
Common Stocks - 100.1%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.1%
Consumer Discretionary - 2.1%
Automobile Components - 2.1%
Aptiv PLC	152,440	10,184,516
BRAZIL - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
MercadoLibre Inc (a)	2,440	6,254,428
CANADA - 2.3%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 1.4%
Restaurant Brands International Inc	90,100	6,432,760
Specialty Retail - 0.9%
Aritzia Inc Subordinate Voting Shares (a)	93,600	4,542,398
TOTAL CANADA		10,975,158
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	2,023	1,097,289
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (a)	23,893	1,419,005
UNITED STATES - 93.9%
Consumer Discretionary - 92.0%
Automobile Components - 0.4%
LCI Industries	19,640	1,711,430
Automobiles - 16.4%
General Motors Co	145,090	7,197,915
Tesla Inc (a)	208,726	72,315,210
		79,513,125
Broadline Retail - 25.7%
Amazon.com Inc (a)	576,335	118,154,439
Etsy Inc (a)	50,620	2,801,817
Ollie's Bargain Outlet Holdings Inc (a)	28,132	3,135,311
		124,091,567
Hotels, Restaurants & Leisure - 17.1%
Aramark	56,084	2,271,402
Booking Holdings Inc	2,153	11,882,256
Caesars Entertainment Inc (a)	61,038	1,640,701
Carnival Corp (a)	151,160	3,509,935
Chipotle Mexican Grill Inc (a)	131,340	6,577,507
Churchill Downs Inc	26,062	2,488,139
Domino's Pizza Inc	20,354	9,644,132
Hilton Worldwide Holdings Inc	45,821	11,383,769
Marriott International Inc/MD Class A1	34,179	9,017,446
McDonald's Corp	45,425	14,256,636
Penn Entertainment Inc (a)	89,814	1,331,942
Red Rock Resorts Inc Class A	54,880	2,638,082
Royal Caribbean Cruises Ltd	10,840	2,785,555
Starbucks Corp	41,270	3,464,617
		82,892,119
Household Durables - 4.8%
KB Home	44,550	2,297,889
PulteGroup Inc	53,600	5,254,408
Somnigroup International Inc	174,087	11,326,101
TopBuild Corp (a)	16,170	4,574,331
		23,452,729
Specialty Retail - 22.5%
Academy Sports & Outdoors Inc	115,500	4,725,105
Dick's Sporting Goods Inc	54,317	9,741,211
Floor & Decor Holdings Inc Class A (a)	99,477	7,131,506
Gap Inc/The	75,960	1,694,668
Group 1 Automotive Inc (b)	12,920	5,477,046
Home Depot Inc/The	55,731	20,525,170
Lowe's Cos Inc	88,131	19,893,811
O'Reilly Automotive Inc (a)	1,845	2,523,038
Restoration Hardware Inc (a)	8,400	1,521,324
Ross Stores Inc	63,530	8,899,918
Sally Beauty Holdings Inc (a)	163,669	1,425,557
TJX Cos Inc/The	111,827	14,190,846
Ulta Beauty Inc (a)	7,380	3,479,375
Wayfair Inc Class A (a)	21,231	875,565
Williams-Sonoma Inc	42,000	6,793,920
		108,898,060
Textiles, Apparel & Luxury Goods - 5.1%
Capri Holdings Ltd (a)	78,430	1,421,152
Deckers Outdoor Corp (a)	42,362	4,470,038
Lululemon Athletica Inc (a)	4,530	1,434,515
NIKE Inc Class B	117,592	7,124,899
PVH Corp	39,258	3,288,643
Skechers USA Inc Class A (a)	10,800	670,032
Tapestry Inc	77,688	6,102,392
		24,511,671
TOTAL CONSUMER DISCRETIONARY		445,070,701

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree Inc (a)	37,960	3,426,270
Performance Food Group Co (a)	15,408	1,379,940
		4,806,210
Industrials - 0.4%
Building Products - 0.4%
AZEK Co Inc/The Class A (a)	38,116	1,887,123
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (a)	97,612	2,245,755
TOTAL UNITED STATES		454,009,789
TOTAL COMMON STOCKS (Cost $238,167,166)		483,940,185

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	725,489	725,634
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	3,373,163	3,373,500
TOTAL MONEY MARKET FUNDS (Cost $4,099,134)			4,099,134

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $242,266,300)	488,039,319
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(4,125,432)
NET ASSETS - 100.0%	483,913,887

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,600,227	21,073,957	21,948,550	10,373	-	-	725,634	725,489	0.0%
Fidelity Securities Lending Cash Central Fund	9,042,500	68,511,244	74,180,244	1,413	-	-	3,373,500	3,373,163	0.0%
Total	10,642,727	89,585,201	96,128,794	11,786	-	-	4,099,134

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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